CONCENTRATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 11– CONCENTRATIONS

For the three months ended March 31, 2026 and 2025, one customer represented 10% and 15% of revenues, respectively.

During the three months ended March 31, 2026, and 2025, one vendor accounted for 99% of transportation cost in our Precision Logistics segment.

As of March 31, 2026, two customers made up 51% of accounts receivable, net. As of December 31, 2025, two customers made up 50% of accounts receivable.

NOTE 14 – CONCENTRATIONS

During the year ended December 31, 2025, one customer represented 13% of revenues and one customer represented 16% of revenues for the year ended December 31, 2024.

As of December 31, 2025, two customers made up 50% of accounts receivable. As of December 31, 2024, two customers accounted for 36% of total accounts receivable.

During the year ended December 31, 2025, and December 31, 2024, one vendor accounted for 89% and 99% of transportation costs, in our Precision Logistics segment, respectively.